Document and Entity Information	Sep. 24, 2025
Cover [Abstract]
Entity Registrant Name	California Resources Corp
Amendment Flag	false
Entity Central Index Key	0001609253
Document Type	8-K
Document Period End Date	Sep. 24, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-36478
Entity Tax Identification Number	46-5670947
Entity Address, Address Line One	1 World Trade Center
Entity Address, Address Line Two	Suite 1500
Entity Address, Address Line Three
Entity Address, City or Town	Long Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90831
City Area Code	(888)
Local Phone Number	848-4754
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	CRC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false